FAIR VALUE MEASUREMENT	3 Months Ended
Mar. 31, 2014
FAIR VALUE MEASUREMENT
FAIR VALUE MEASUREMENT

4.     FAIR VALUE MEASUREMENT

  ASC 820 — Fair Value Measurement and Disclosure defines fair value, establishes a framework for measuring fair value under US GAAP and requires expanded disclosures about fair value measurements including the following three fair value hierarchy levels:

    Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

    Level 2 — Quoted prices in markets that are not active, or inputs that are observable, either directly or indirectly, for substantially the full term of the asset or liability; and

    Level 3 — Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (supported by little or no market activity).

  Fair value is the value at which a financial instrument could be closed out or sold in a transaction with a willing and knowledgeable counterparty over a period of time consistent with the Company's investment strategy. Fair value is based on quoted market prices, where available. If market quotes are not available, fair value is based on internally developed models that use market-based or independent information as inputs. These models could produce a fair value that may not be reflective of future fair value.

  The following table sets out the Company's financial assets and liabilities measured at fair value as at March 31, 2014 using the fair value hierarchy:

	Level 1	Level 2	Level 3	Total
Financial assets:
Trade receivables(i)	$—	$74,411	$—	$74,411
Available-for-sale securities(ii)	100,572	5,246	—	105,818
Fair value of derivative financial instruments(iii)	—	11,677	—	11,677

	$100,572	$91,334	$—	$191,906

Financial liabilities:
Fair value of derivative financial instruments(iii)	$—	$1,878	$—	$1,878

  The following table sets out the Company's financial assets and liabilities measured at fair value as at December 31, 2013 using the fair value hierarchy:

	Level 1	Level 2	Level 3	Total
Financial assets:
Trade receivables(i)	$—	$67,300	$—	$67,300
Available-for-sale securities(ii)	74,581	—	—	74,581
Fair value of derivative financial instruments(iii)	—	5,590	—	5,590

	$74,581	$72,890	$—	$147,471

Financial liabilities:
Fair value of derivative financial instruments(iii)	$—	$467	$—	$467

  Notes:

  (i)
  Trade receivables from provisional invoices for concentrate sales are valued using quoted forward rates derived from observable market data based on the month of expected settlement (classified within Level 2 of the fair value hierarchy).

  (ii)
  Available-for-sale securities representing shares of publicly traded entities are recorded at fair value using quoted market prices (classified within Level 1 of the fair value hierarchy). Available-for-sale securities representing shares of non-publicly traded entities are recorded at fair value using quoted market prices (classified within Level 2 of the fair value hierarchy).

  (iii)
  Derivative financial instruments are recorded at fair value using external broker-dealer quotations (classified within Level 2 of the fair value hierarchy).

  In the event that a decline in the fair value of an investment in available-for-sale securities occurs and the decline in value is considered to be other-than-temporary, an impairment charge is recorded in the interim unaudited consolidated statements of income and comprehensive income and a new cost basis for the investment is established. The Company assesses whether a decline in value is considered to be other-than-temporary by considering available evidence, including changes in general market conditions, specific industry and investee data, the length of time and the extent to which the fair value has been less than cost, the financial condition of the investee and the near-term prospects of the individual investment. New evidence could become available in future periods which would affect this assessment and thus could result in material impairment charges with respect to those investments in available-for-sale securities for which the cost basis exceeds its fair value.